ADVANCED SERIES TRUST

AST Advanced Strategies Portfolio

AST New Discovery Asset Allocation Portfolio

AST T. Rowe Price Asset Allocation Portfolio

Supplement dated December 12, 2014 to the

Currently Effective Prospectus, Summary Prospectuses

And Statement of Additional Information

This supplement should be read in conjunction with the currently effective Advanced Series Trust (AST, and the series thereof, the Portfolios) Prospectus and Statement of Additional Information (SAI), and the Summary Prospectuses for AST Advanced Strategies Portfolio (the Advanced Strategies Portfolio), AST New Discovery Asset Allocation Portfolio (the New Discovery Portfolio) and AST T. Rowe Price Asset Allocation Portfolio (the T. Rowe Price Portfolio), and should be retained for future reference. The Portfolios discussed in this supplement may not be available under your variable contract. For more information about the Portfolios available under your variable contract, please refer to your contract prospectus. Defined terms herein and not otherwise defined herein shall have meanings given to them in the AST Prospectus.

A.	Effective January 1, 2015, Heather McPherson will join Brian Rogers, Mark Finn and John Linehan as the portfolio managers of T. Rowe Price Associates, Inc. (T. Rowe Price) responsible for the day-to-day management of a portion of the Advanced Strategies Portfolio.

To reflect this change, the Prospectus, the SAI, and the Summary Prospectus for the Advanced Strategies Portfolio are hereby revised as follows:

        I.            The following information is hereby added to the table disclosing the portfolio managers of T. Rowe Price disclosed in the sections of the Prospectus and Summary Prospectus for the Advanced Strategies Portfolio entitled “Summary: AST Advanced Strategies Portfolio-Management of the Portfolio”:

Investment Managers	Subadvisers	Portfolio Managers	Title	Service Date
Prudential Investments LLC	T. Rowe Price Associates, Inc.	Heather McPherson	Vice President	January 2015
AST Investment Services, Inc.

II.	The following hereby replaces the section of the Prospectus entitled “HOW THE TRUST IS MANAGED – Portfolio Managers – AST Advanced Strategies Portfolio – T. Rowe Price Segment”:

T. Rowe Price Segment. T. Rowe Price manages the portion of the Portfolio managed by T. Rowe Price through an Investment Advisory Committee. The Committee Chairman has day-to-day responsibility for managing the Portfolio and works with the Committee in developing and executing the Portfolio's investment program.

Brian Rogers, Mark Finn, John Linehan and Heather McPherson are responsible for the day-to-day management of the portion of the Portfolio managed by T. Rowe Price.

Brian Rogers is the Chief Investment Officer of T. Rowe Price Group, Inc. In addition he manages major institutional equity portfolios and serves as President of the Equity Income Fund. He serves on the Board of Directors of T. Rowe Price Group and is a member of the Management Committee. His other responsibilities include serving on the Equity, Fixed income, International, and Asset Allocation committees. Prior to joining the firm in 1982, Brian was employed by Bankers Trust Company. He earned an AB from Harvard College and an MBA from Harvard Business School.

Mark Finn is a Vice President of T. Rowe Price Group, Inc. He is the portfolio manager of the Value Fund and chairman of the Value Fund’s Investment Advisory Committee. Mark is also a vice president and Investment Advisory Committee member of the Equity Income Fund, New Era Fund, Capital Appreciation Fund, and Mid-Cap Value Fund. From 2005 to 2009, he was an equity research analyst specializing in electric power generation, utilities, and coal. Prior to this, he was an analyst in T. Rowe Price's Fixed Income Division where he also covered utilities and power generation. Prior to joining the firm in 1990, Mark had five years of auditing experience with Price Waterhouse LLP. Mark earned a BS from the University of Delaware and has obtained the Chartered Financial Analyst and Certified Public Accountant designations.

John Linehan is head of U.S. Equity for T. Rowe Price and a vice president of T. Rowe Price Trust Company. He chairs the U.S. Equity Steering Committee and is a member of the firm’s Management Committee. John also serves on the firm’s Finance, Equity Brokerage and Trading Control, and Counterparty Risk Committees. He is a large-cap value portfolio manager and is co-chairman of the Institutional Large-Cap Value Fund. He joined the firm in 1998 and has nine years of previous investment experience at Bankers Trust and E.T. Petroleum. John earned a BA from Amherst College and an MBA from Stanford University, where he was the Henry Ford II Scholar, an Arjay Miller Scholar, and the winner of the Alexander A. Robichek Award in finance. He also has earned the Chartered Financial Analyst designation.

Heather McPherson is a Vice President of T. Rowe Price Group, Inc. and has 14 years of investment experience and joined T. Rowe Price in 2002. Prior to assuming her current co-portfolio manager role, she had a long track record of covering paper and forest products and electric utility companies. Heather has continually managed a portion of the Structured Research Equity Strategy since 2002. Prior to joining T. Rowe Price, Heather was a vice president of finance and administration for Putnam Lovell Securities, Inc. She holds a BS in managerial economics from the University of California, Davis, and an MBA from the Fuqua School of Business, Duke University.

III.	The table in Part I of the SAI entitled “PORTFOLIO MANAGERS: OTHER ACCOUNTS” is hereby revised by adding the following information pertaining to T. Rowe Price with respect to the Advanced Strategies Portfolio:

AST Advanced Strategies Portfolio
Subadvisers	Portfolio Managers	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Ownership of Fund Securities
T. Rowe Price Associates, Inc.	Heather McPherson*	None	None	None	None

*Information is as of October 31, 2014

B.	Effective January 1, 2015, Ann M. Holcomb, Jason B. Polun and Eric L. Veiel will replace Anna M. Dopkin and become co-portfolio managers responsible for the day-to-day management of the T. Rowe Price Portfolio.

To reflect this change, the Prospectus, the SAI and the Summary Prospectus for the T. Rowe Price Portfolio are hereby revised as follows:

        I.            The following table hereby replaces the table in the sections of the Prospectus and Summary Prospectus for the T. Rowe Price Portfolio entitled “Summary: AST T. Rowe Price Asset Allocation Portfolio-Management of the Portfolio”:

Investment Managers	Subadviser	Portfolio Managers	Title	Service Date
Prudential Investments LLC	T. Rowe Price Associates, Inc.	Charles M. Shriver, CFA	Vice President and Portfolio Manager	May 2010
AST Investment Services, Inc.		Toby M. Thompson, CFA, CAIA	Vice President and Portfolio Manager	April 2014
		Raymond A. Mills, Ph.D., CFA	Vice President and Portfolio Manager	January 2000
		Daniel O. Shackelford, CFA	Vice President and Portfolio Manager	March 1999
		Ann M. Holcomb, CFA	Vice President and Portfolio Manager	January 2015
		Jason B. Polun, CFA	Vice President and Portfolio Manager	January 2015
		Eric L. Veiel, CFA	Vice President and Portfolio Manager	January 2015

II.	The following hereby replaces the section of the Prospectus entitled “HOW THE TRUST IS MANAGED – Portfolio Managers – AST T. Rowe Price Asset Allocation Portfolio”:

The Portfolio has an Investment Advisory Committee that has day-to-day responsibility for managing the Portfolio and developing and executing the Portfolio's investment program. Charles M. Shriver, CFA and Toby Thompson, CFA, CAIA are co-chairmen of the Investment Advisory Committee and are responsible for implementing and monitoring the Portfolio's overall investment strategy, as well as the allocation of the Portfolio's assets.

Charles Shriver is a Vice President of T. Rowe Price and a Portfolio Manager within the Asset Allocation Group. He has been with the firm since 1991.

Toby Thompson, CFA, CAIA is a Vice President of T. Rowe Price and an Investment Analyst and Portfolio Manager within the Asset Allocation Group. Prior to joining the firm in 2010, he served as director of investments of the I.A.M. National Pension Fund.

Raymond A. Mills, Ph.D., CFA is a Vice President of T. Rowe Price and T. Rowe Price International, and is responsible for making recommendations regarding the Portfolio's foreign equity holdings. Prior to joining the firm in 1997 he was a Principal Systems Engineer on large space systems with The Analytic Sciences Corporation.

Daniel O. Shackelford, CFA, is a Vice President of T. Rowe Price and chairman of the firm's Fixed Income Strategy Committee. He is responsible for making recommendations regarding the Portfolio's high grade bond investments. Prior to joining the firm in 1999, Dan was the principal and head of fixed income for Investment Counselors of Maryland. The Portfolio's US large cap equity investments are selected based on a research-driven strategy utilizing the investment recommendations of a group of the firm's equity research analysts.

Ann Holcomb is a vice president of T. Rowe Price Group, Inc., T. Rowe Price Associates, Inc., and T. Rowe Price Trust Company. She is also a portfolio manager and quantitative analyst in the Quantitative Equity Group. Ann is a vice president and Investment Advisory Committee member of the Capital Opportunity Fund. She joined the firm in 1996, and prior to her current position, she was an investment data analyst and database programmer in the Quantitative Equity Group. Ann earned a BA in mathematics from Goucher College and an MS in finance from Loyola University Maryland. She has also earned the Chartered Financial Analyst designation.

Jason Polun is a vice president of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc. He is a director of equity research for North America, chair of the Equity Research Advisory Committee, and a member of the Equity Steering Committee. In addition, Jason is portfolio manager of the Capital Opportunity Fund and is a member of the portfolio oversight team. Jason previously was a research analyst following money center banks and specialty finance companies. He was previously a member of the Investment Advisory Committee of the Equity Income Fund and Financial Services Fund. Prior to rejoining the firm in 2007, Jason was employed by Wellington Management Company, LLP, as a vice president and an equity research analyst, where his coverage included aerospace and defense, energy, packaged food, restaurant, and chemical companies. He earned a BS in business and finance from Mount St. Mary's College and an MBA in finance and accounting from The Wharton School at the University of Pennsylvania, where he was a Palmer Scholar. He has also earned the Chartered Financial Analyst designation.

Eric Veiel is a vice president of T. Rowe Price Group, Inc., T. Rowe Price Associates, Inc., and T. Rowe Price International Funds. He is a director of equity research for North America, chair of the Equity Research Advisory Committee, and a member of the Equity Steering Committee. In addition, Eric is portfolio manager of the Capital Opportunity Fund and is a member of the portfolio oversight team. He was previously portfolio manager of the Financial Services Fund. Prior to joining the firm in 2005, Eric was employed by Wachovia Securities as a senior equity analyst covering health insurers and pharmacy benefit managers. He earned a BBA, magna cum laude, in finance from James Madison University. Eric also holds an MBA, with concentrations in finance and accounting, from the Washington University, John M. Olin School of Business, in St. Louis, where he was a Charles F. Knight Scholar. He also has earned the Chartered Financial Analyst designation.

III.	The table in Part I of the SAI entitled “PORTFOLIO MANAGERS: OTHER ACCOUNTS” is hereby revised by deleting in its entirety the information regarding Anna Dopkin and adding the following information pertaining to T. Rowe Price with respect to T. Rowe Price Portfolio:
Subadviser	Portfolio Managers	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Ownership of Fund Securities
T. Rowe Price Associates, Inc.	Ann Holcomb*	None	None	None	None
	Jason Polun*	None	None	None	None
	Eric Veiel*	None	None	None	None

*Information is as of October 31, 2014

C.	Janet Navon of Epoch Investment Partners, Inc. (Epoch), who currently serves as a portfolio manager responsible for the day-to-day management of a portion of the New Discovery Portfolio, announced her intention to retire at the end of 2014. Effective December 31, 2014, Janet Navon will no longer be a portfolio manager responsible for the New Discovery Portfolio. All references and information pertaining to Ms. Navon appearing in the Prospectus, the SAI and the Summary Prospectus for the New Discovery Portfolio are hereby deleted. Michael Welhoelter and David Pearl will continue to serve as portfolio managers responsible for the day-to-day management of the Epoch portion of the New Discovery Portfolio.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

ASTSUP9